UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2004

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    McDonald Capital Investors Inc.
Address: 4 Orinda Way, Suite 120-D
         San Francisco, CA  94563

13F File Number:  28-06004

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Andrew J. McDonald
Title:     President
Phone:     925-258-5401

Signature, Place, and Date of Signing:

     /s/  Andrew J. McDonald     San Francisco, CA     November 08, 2005

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     29

Form13F Information Table Value Total:     $956,176 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN INTL GROUP INC        COM              026874107     4622    74600 SH       SOLE                    74600        0        0
BAXTER INTERNATIONAL           RIGHTSCV         071813125        0    66000 SH       SOLE                    66000        0        0
BED BATH & BEYOND INC          COM              075896100    26125   650211 SH       SOLE                   650211        0        0
CAPITALSOURCE INC              DBCV  1.250% 3/1 14055XAB8      452   500000 PRN      SOLE                   500000        0        0
CARDINAL HEALTH INC            COM              14149Y108    83372  1314189 SH       SOLE                  1314189        0        0
CHEVRON CORP NEW               COM              166764100      337     5200 SH       SOLE                     5200        0        0
CHIRON CORP                    DBCV  1.625% 8/0 170040AG4      970   985000 PRN      SOLE                   985000        0        0
CITADEL BROADCASTING CORP      COM              17285T106    23521  1713111 SH       SOLE                  1713111        0        0
CITADEL BROADCASTING CORP      NOTE  1.875% 2/1 17285TAB2     1950  2500000 PRN      SOLE                  2500000        0        0
CLOROX CO DEL                  COM              189054109    81081  1459873 SH       SOLE                  1459873        0        0
COX RADIO INC                  CL A             224051102    22019  1448623 SH       SOLE                  1448623        0        0
CYPRESS SEMICONDUCTOR CORP     NOTE  1.250% 6/1 232806AH2     1752  1500000 PRN      SOLE                  1500000        0        0
DREYERS GRAND ICE CREAM HL I   COM A CALL PUT   261877104     1289    15700 SH       SOLE                    15700        0        0
EXXON MOBIL CORP               COM              30231G102      235     3696 SH       SOLE                     3696        0        0
GENERAL ELEC CO                COM              369604103      332     9850 SH       SOLE                     9850        0        0
LIZ CLAIBORNE INC              COM              539320101    19380   492869 SH       SOLE                   492869        0        0
LSI LOGIC CORP                 NOTE  4.000%11/0 502161AG7     2065  2075000 PRN      SOLE                  2075000        0        0
MENTOR GRAPHICS CORP           NOTE  6.875% 6/1 587200AB2     1474  1485000 PRN      SOLE                  1485000        0        0
MICROSOFT CORP                 COM              594918104    86441  3359541 SH       SOLE                  3359541        0        0
NIKE INC                       CL B             654106103    83356  1020519 SH       SOLE                  1020519        0        0
PAYCHEX INC                    COM              704326107   123433  3327940 SH       SOLE                  3327940        0        0
PLUMTREE SOFTWARE INC          COM              72940q104      109    20000 SH       SOLE                    20000        0        0
PROGRESSIVE CORP OHIO          COM              743315103    96498   921043 SH       SOLE                   921043        0        0
PROVIDIAN FINL CORP            COM              74406A102      566    32000 SH       SOLE                    32000        0        0
SEALED AIR CORP NEW            COM              81211K100    54097  1139850 SH       SOLE                  1139850        0        0
US BANCORP DEL                 COM NEW          902973304      281     9993 SH       SOLE                     9993        0        0
VIACOM INC                     CL B             925524308    75017  2272564 SH       SOLE                  2272564        0        0
WATERS CORP                    COM              941848103    72309  1738203 SH       SOLE                  1738203        0        0
WELLS FARGO & CO NEW           COM              949746101    93093  1589426 SH       SOLE                  1589426        0        0